Events after the balance sheet date	6 Months Ended
Jun. 30, 2023
Events after the balance sheet date
Events after the balance sheet date

21. Events after the balance sheet date

On July 17, 2023, the Company offered 2,244,899 of its ordinary shares through a global offering which consisted of 1,580,981 ADSs in the U.S. at a price of $490.0 per ADS, before underwriting discounts and commissions and offering expenses; and 663,918 ordinary shares in the European Economic Area at a price of €436.37 per share, before underwriting discounts and commissions and offering expenses. On July 19, 2023, the underwriters of the offering exercised their over-allotment option to purchase 336,734 additional ADSs in full. As a result, the Company received $1.27 billion in gross proceeds from this offering.

The Company generated its first commercial sale of Vyvgart Hytrulo in the United States during July 2023, which trigged a milestone payment of $18 million by the Company towards Halozyme Inc.

No other events have occurred after the balance sheet date that could have a material impact on the unaudited condensed consolidated financial statements.